UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St.  Omaha, NE    68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 S. 147th St.  Omaha, NE    68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

3/31

Date of reporting period:   09/30/11

Item 1.  Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

September 30, 2011

Altegris Macro Strategy Fund

Distributed by Northern Lights Distributors, LLC | Member FINRA

Semi-Annual Report

Class A (MCRAX)
Class I (MCRIX)
Class N (MCRNX)

ADVISED BY
Altegris Advisors, LLC
1200 Prospect Street
Suite 550
La Jolla, CA 92037

SUB-ADVISED BY
J.P. Morgan Investment Management, Inc.
270 Park Avenue
New York, NY 10017

667601.9

877.772.5838 www.altegrismutualfunds.com

Altegris Macro Strategy Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2011

The fund's performance figures* for the period ending September 30, 2011, compared to its benchmarks:
		Since Inception
		June 1, 2011
Altegris Macro Strategy Fund - Class A		0.60%
Altegris Macro Strategy Fund - Class A with load		(5.18)% **
Altegris Macro Strategy Fund - Class I		0.70%
Altegris Macro Strategy Fund - Class N		0.60%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***		0.02%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-877-772-5838

** Class A with load total retrun is calculated using the maximum sales charge of 5.75%.
*** Bank of America Merrill Lynch 3-Month Treasury Bill Index: Consists of U.S. Treasury Bills maturing in 90 days.

Holdings by type of investment	% of Net Assets
U.S Government Agency Obligations	41.6%
Commercial Paper	20.8%
Certificates of Deposit	9.3%
Futures	0.0%
Options	0.0%
Other, Cash & Cash Equivalents	28.3%
	100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2011
Principal Amount ($)		Yield (a)	Maturity	Market Value
	BONDS & NOTES - 17.4%
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.4% (b)
2,000,000	Federal Home Loan Banks	0.1500	6/7/2012	1,998,200
3,000,000	Federal Home Loan Banks	0.1600	4/2/2012	2,997,900
2,500,000	Federal Home Loan Banks	0.1700	4/2/2012	2,499,225
3,100,000	Federal Home Loan Banks	0.2000	9/14/2012	3,098,574
3,250,000	Federal Home Loan Banks	0.2500	7/11/2012	3,248,830
3,000,000	Federal Home Loan Banks	0.2500	7/18/2012	2,998,230
2,000,000	Federal Home Loan Banks	0.3200	2/1/2012	2,001,060
1,500,000	Federal Home Loan Banks	1.1250	5/18/2012	1,508,565
1,350,000	Federal National Mortgage Association	1.8750	4/20/2012	1,362,474
	TOTAL BONDS & NOTES (Cost - $21,724,049)			21,713,058

	SHORT-TERM INVESTMENTS - 54.3%
	CERTIFICATES OF DEPOSIT - 9.3%
2,300,000	Bank of Montreal	0.0900	10/21/2011	2,300,000
2,500,000	National Australia Funding	0.1100	10/27/2011	2,500,000
2,370,000	Norinchukin Bank	0.2600	10/21/2011	2,370,000
2,050,000	State Street	0.1083	10/7/2011	2,050,000
2,400,000	Sumitomo Mitsui	0.2100	10/6/2011	2,400,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $11,620,000)			11,620,000

	COMMERCIAL PAPER - 20.8%
2,180,000	American Honda Finance Corp.	0.1115	10/6/2011	2,179,967
650,000	Argento Variable Funding LLC (c)	0.2600	10/4/2011	649,986
3,500,000	Bank of Nova Scotia	0.0100	10/3/2011	3,499,998
1,100,000	Cancara Asset Securitization LLC (c)	0.2600	10/3/2011	1,099,984
1,080,000	Danaher Corp. (c)	0.1300	10/14/2011	1,079,949
2,200,000	General Electric Capital Corp.	0.0900	10/14/2011	2,199,929
1,350,000	Grampian Funding (c)	0.2500	10/7/2011	1,349,944
2,310,000	Mizuho Funding LLC (c)	0.2000	10/14/2011	2,309,833
1,570,000	Mont Blanc Capital Corp. (c)	0.2700	10/20/2011	1,569,776
870,000	PACCAR Financial Corp.	0.1100	10/6/2011	869,987
2,100,000	Suncorp Metway Ltd. (c)	0.2840	10/11/2011	2,099,837
950,000	Tasman Funding, Inc. (c)	0.2840	10/6/2011	949,963
550,000	Thames Asset Global Securitization (c)	0.2800	10/20/2011	549,919
1,300,000	Tornoto-Dominion Holdings	0.1200	10/6/2011	1,299,978
1,910,000	Toyota Motor Credit Corp.	0.1000	10/20/2011	1,909,899
2,300,000	Wal-Mart Stores Inc. (c)	0.0400	10/24/2011	2,299,941
	TOTAL COMMERCIAL PAPER (Cost - $25,918,890)			25,918,890

	DISCOUNT AGENCY NOTES - 24.2%
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.2% (b)
983,000	Fannie Mae Discount Notes	0.1193	12/7/2011	982,780
24,808,000	Federal Home Loan Bank Discount Notes	0.0010	10/3/2011	24,807,999
3,000,000	Federal Home Loan Bank Discount Notes	0.0200	10/26/2011	2,999,958
1,400,000	Freddie Mac Discount Notes	0.1100	2/6/2012	1,399,452
	TOTAL DISCOUNT AGENCY NOTES (Cost - $30,190,189)			30,190,189

	TOTAL SHORT-TERM INVESTMENTS (Cost - $67,729,079)			67,729,079

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011
No of Contracts	PURCHASED CALL OPTIONS - 0.0%	Maturity	Market Value
9	CORN FUTURE @ 800	Dec-11	675
26	CORN FUTURE @ 900	Dec-11	813
71	CORN FUTURE @ 1000	Dec-11	1,331
9	COTTON @ 120	Dec-11	2,430
9	COTTON @ 130	Dec-11	900
43	CRUDE OIL FUTURE @ 110	Dec-11	5,590
76	EUR/CHF	Dec-11	4,623
60	EUR/USD	Sep-11	-
14	NATURAL GAS @ 10	Apr-12	2,240
29	NATURAL GAS @ 15	Apr-13	1,450
	TOTAL PURCHASED CALL OPTIONS (Cost - $94,024)		20,052

No of Contracts	PURCHASED PUT OPTIONS - 0.9%	Maturity	Market Value
22	COCOA FUTURE @ 1850	Mar-12	64,113
14	COFF ROBUSTA 10tn @ 2000	Nov-11	11,200
14	CORN FUTURE @ 500	Dec-11	3,938
34	CORN FUTURE @ 650	Dec-11	124,312
7	COTTON @ 95	Dec-11	9,065
22	COTTON @ 110	Dec-11	126,610
5	COTTON @ 95	Jul-12	23,675
14	CRUDE OIL FUTURE @ 100	Dec-11	294,000
29	EURO MILL WHT @ 195	Jan-12	32,863
20	EURO MILL WHT @ 200	Nov-11	22,892
43	EURO MILL WHT @ 220	Nov-11	105,227
20	EURO RAPESEED @ 400	Nov-11	803
37	EURO RAPESEED @ 410	Nov-11	4,062
9	EURO RAPESEED @ 420	Nov-11	2,331
6	EURO RAPESEED @ 430	Nov-11	3,277
57	LIVE CATTLE @ 120	Feb-12	63,270
57	LIVE CATTLE @ 122	Jun-12	121,980
14	NATURAL GAS OPTN @ 4.6	Dec-11	93,520
	TOTAL PURCHASED PUT OPTIONS (Cost - $922,086)		1,107,138

	TOTAL INVESTMENTS - 72.6% (Cost - $90,469,238) (d)		90,569,327
	OTHER ASSETS LESS LIABILITIES - 27.4%		34,178,705
	NET ASSETS - 100.0%		124,748,032

(a)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.
(b)

Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Bank, Fannie mae, Federal Farm Credit and Freddie Mac currently operate under a federal conservatorship.

(c)

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011 these securities amounted to  $13,959,132 or 11.19% of net assets.

(d)	Represents cost for financial reporting purposes. The unrealized appreciation (depreciation) of securities for federal tax puposes is as follows:
		Unrealized Appreciation:	111,237
		Unrealized Depreciation:	(11,148)
		Net Unrealized Appreciation:	$ 100,089

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

SCHEDULE OF FINANCIAL FUTURES
			Notional	Notional
			Value at	Value at	Unrealized
No. of Contracts	Name	Expiration	Trade date (a)	September 30, 2011 (a)	Gain/(Loss)
	AUSTRALIAN DOLLAR DENOMINATED
20	AUST 10Y BOND	Dec-11	1,848,869	1,850,563	1,694

	EURO DENOMINATED
21	3MO EURO EURIBOR	Dec-13	6,919,590	6,921,698	2,108
(5)	DAX INDEX	Dec-11	(921,026)	(915,504)	5,522
22	EURO-BUND	Dec-11	4,023,209	4,019,822	(3,387)
11	MILL WHEAT EURO	Jan-12	146,688	135,108	(11,580)
63	MILL WHEAT EURO	Nov-11	842,678	773,802	(68,876)
16	RAPESEED EURO	Nov-11	461,817	456,764	(5,053)
					(81,266)
	NORWEGIAN KRONE DENOMINATED
(1)	USD/NOK Future	Dec-11	(96,817)	(100,151)	(3,334)

	SWEDISH KRONA DENOMINATED
(5)	USD/SEK Future	Dec-11	(488,426)	(498,920)	(10,494)

	UK POUNDS DENOMINATED
23	COCOA	Mar-12	642,216	619,370	(22,846)
(5)	FTSE 100 IDX	Dec-11	(392,912)	(396,652)	(3,740)
					(26,586)
	US DOLLAR DENOMINATED
84	90DAY EURO$	Dec-12	20,891,375	20,877,150	(14,225)
(188)	A$ CURRENCY	Dec-11	(18,903,337)	(18,068,680)	834,657
(25)	BP CURRENCY	Dec-11	(2,460,656)	(2,438,906)	21,750
(9)	BRENT CRUDE	Dec-11	(960,520)	(907,920)	52,600
(75)	C$ CURRENCY	Dec-11	(7,399,858)	(7,170,750)	229,108
11	COFF ROBUSTA 10tn	Nov-11	228,990	217,690	(11,300)
(4)	COFFEE 'C'	Dec-11	(345,919)	(343,350)	2,569
(7)	COPPER	Dec-11	(588,750)	(551,600)	37,150
(2)	COPPER	Dec-12	(205,500)	(160,375)	45,125
(2)	COPPER	Jul-12	(205,888)	(159,725)	46,163
(16)	COPPER	Mar-12	(1,618,563)	(1,269,200)	349,363
(1)	COPPER	May-12	(100,725)	(79,625)	21,100
34	CORN	Dec-11	1,145,638	1,007,250	(138,388)
16	COTTON NO.2	Dec-11	845,500	801,520	(43,980)
2	COTTON NO.2	Jul-12	100,135	95,540	(4,595)
78	DOLLAR INDEX	Dec-11	6,155,710	6,167,850	12,140
(66)	EURO FX CURR	Dec-11	(11,260,013)	(11,067,375)	192,638
9	GAS OIL FUT (ICE)	Nov-11	808,725	791,550	(17,175)
(5)	GOLD 100 OZ	Dec-11	(819,844)	(811,150)	8,694
3	GOLD 100 OZ	Dec-11	487,260	486,690	(570)
6	JPN YEN CURR	Dec-11	979,063	974,025	(5,038)
(5)	JPN YEN CURR	Dec-11	(810,437)	(811,687)	(1,250)
26	LIVE CATTLE	Dec-11	1,240,970	1,275,560	34,590
24	LIVE CATTLE	Feb-12	1,171,200	1,191,840	20,640
24	LIVE CATTLE	Jun-12	1,192,320	1,185,600	(6,720)

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

SCHEDULE OF FINANCIAL FUTURES
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	September 30, 2011 (a)	Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
1	LME COPPER	Dec-12	221,081	176,787	(44,294)
1	LME COPPER	Jul-12	221,381	176,387	(44,994)
7	LME COPPER	Mar-12	1,558,169	1,231,563	(326,606)
(1)	LME LEAD	Nov-11	(57,500)	(49,600)	7,900
1	LME LEAD	Nov-11	57,500	49,600	(7,900)
(10)	LME PRI ALUM	Jan-12	(553,909)	(541,062)	12,847
(5)	LME ZINC	Jan-12	(237,250)	(233,156)	4,094
(42)	MEXICAN PESO	Dec-11	(1,557,178)	(1,503,600)	53,578
11	NATURAL GAS	Dec-11	473,610	435,820	(37,790)
(11)	NATURAL GAS	Nov-11	(404,223)	(403,260)	963
(2)	NEW ZEALAND $	Dec-11	(163,315)	(151,880)	11,435
(11)	PLATINUM	Jan-12	(834,968)	(837,980)	(3,012)
(11)	Russell 2000 Mini	Dec-11	(712,290)	(705,650)	6,640
(12)	SOYBEAN MEAL	Dec-11	(391,806)	(370,320)	21,486
5	US ULTRA BOND(CBT	Dec-11	790,271	793,125	2,854
24	WTI CRUDE	Dec-11	2,007,700	1,903,920	(103,780)
(5)	WTI CRUDE	Nov-11	(395,806)	(396,000)	(194)
					1,218,273

	TOTAL FUTURES		2,574,230	3,672,517	1,098,287

(a)    This Schedule of Financial Futures provides the detail of futures contracts the fund held as of the date of the financial statements, September 30, 2011. As noted elseshere in this report these futures are collateralized by cash amounts held by the Fund, which totaled approximately $24,451,585 at September 30, 2011, and which are included in the cash amounts shown in the Consolidated Statements of Assets and Liabilities. The amounts shown in column 3 ("Notional Value at Trade Date") and column 4 ("Notional Value at September 30, 2011") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative fianancial instruments. Finally, the notional values as set forth within this Schedule of Financial Futures do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investment in the commodity pools outlined elsewhere in this report, which, as noted above totals approximately $25,373,138.

	Summary of long/Short notional values and respective number of contracts

		Long Exposure	Long Exposure	Short Exposure	Short Exposure
		Notional Amounts*	No. of Contracts	Notional Amounts*	No. of Contracts

	Futures	$ 54,106,468	534	$ (51,532,238)	(522)

No of Contracts	WRITTEN CALL OPTIONS - 0.0%			Maturity	Market Value
(1)	CRUDE OIL FUT OPT @ 90			Dec-11	(1,540)

	WRITTEN PUT OPTIONS - 0.0%
(1)	CRUDE OIL FUT OPT @ 90			Dec-11	(12,210)

	TOTAL WRITTEN CALL/PUT OPTIONS (Proceeds - $12,750)				(13,750)

Altegris Macro Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

ASSETS
Investment securities:
At cost	$ 90,469,238
At value	$ 90,569,327
Cash	8,668,231
Segregated cash at broker	25,565,557
Unrealized appreciation on forward foreign currency exchange contracts	1,758,179
Receivable for Fund shares sold	1,425,603
Receivable for futures variation margin	18,999
Receivable for securities sold	90,456
Interest receivable	25,320
Prepaid expenses and other assets	114,981
TOTAL ASSETS	128,236,653

LIABILITIES
Investment advisory fees payable	110,185
Incentive fees payable	851,678
Fees payable to other affiliates	142,630
Unrealized depreciation on forward foreign currency exchange contracts	1,976,966
Foreign currency overdraft, at value (cost $163,622)	155,286
Payable for securities purchased	112,488
Payable for Fund shares repurchased	13,835
Options written, at value (proceeds $12,750)	13,750
Distribution (12b-1) fees payable	12,033
Accrued expenses and other liabilities	99,770
TOTAL LIABILITIES	3,488,621
NET ASSETS	$ 124,748,032

Composition of Net Assets:
Paid in capital	$ 122,071,868
Accumulated net investment loss	(1,323,892)
Accumulated net realized loss from security transactions	3,012,429
Net unrealized depreciation of investments and foreign currency	987,627
NET ASSETS	$ 124,748,032

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 14,224,042
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,414,201
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)(b)	$ 10.06
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$ 10.67

Class I Shares:
Net Assets	$ 56,284,543
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	5,591,215
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 10.07

Class N Shares:
Net Assets	$ 54,239,447
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	5,395,021
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 10.05

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.

Altegris Macro Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2011(a)

INVESTMENT INCOME
Interest	$ 8,639

EXPENSES
Advisor fees	190,946
Management fees	142,619
Incentive fees	851,678
Distribution (12b-1) fees:
Class A	2,506
Class N	16,578
Administrative services fees	79,081
Professional fees	31,857
Trustees fees and expenses	16,812
Registration fees	14,673
Transfer agent fees	14,671
Organization expenses	13,004
Accounting services fees	6,082
Printing and postage expenses	4,153
Custodian fees	3,261
Compliance officer fees	2,998
Insurance expense	1,874
Interest expenses	400
Other expenses	2,912
TOTAL EXPENSES	1,396,105
Less: Fees waived by the Advisor	(63,574)
NET EXPENSES	1,332,531

NET INVESTMENT LOSS	(1,323,892)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Security transactions	49
Options contracts purchased	(182,818)
Foreign currency transactions	19,851
Futures contracts	1,909,968
Options contracts written	77,815
Forward foreign currency exchange contracts	1,187,564
Net Realized Gain/(Loss)	3,012,429

Net change in unrealized appreciation (depreciation) on:
Security transactions	(10,991)
Options contracts purchased	111,080
Foreign currency translations	9,038
Futures contracts	1,098,287
Options contracts written	(1,000)
Forward foreign currency exchange contracts	(218,787)
Net Change in Appreciation/(Depreciation)	987,627

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	4,000,056

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,676,164

(a)	The Altegris Macro Strategy Fund commenced operations on June 1, 2011.

Altegris Macro Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the
Period Ended
September 30, 2011 (a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$ (1,323,892)
Net realized gain on investments and foreign currency	3,012,429
Net change in unrealized appreciation (depreciation) on investments and foreign currency	987,627
Net increase in net assets resulting from operations	2,676,164

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	15,028,674
Class I	55,918,207
Class N	53,629,780
Redemption fee proceeds:
Class A	68
Class I	366
Class N	449
Payments for shares redeemed:
Class A	(1,032,604)
Class I	(552,206)
Class N	(920,866)
Net increase from shares of beneficial interest transactions	122,071,868

NET INCREASE IN NET ASSETS	124,748,032

NET ASSETS
Beginning of Period	-
End of Period *	$ 124,748,032
*Includes accumulated net investment loss of:	$ (1,323,892)

SHARE ACTIVITY
Class A:
Shares Sold	1,518,410
Shares Reinvested	-
Shares Redeemed	(104,209)
Net increase in shares of beneficial interest outstanding	1,414,201

Class I:
Shares Sold	5,647,246
Shares Redeemed	(56,031)
Net increase in shares of beneficial interest outstanding	5,591,215

Class N:
Shares Sold	5,488,290
Shares Reinvested	-
Shares Redeemed	(93,269)
Net increase in shares of beneficial interest outstanding	5,395,021

(a)	The Altegris Macro Strategy Fund commenced operations on June 1, 2011.

Altegris Macro Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period (1)

	Class A	Class I	Class N
	Period Ended	Period Ended	Period Ended
	September 30, 2011	September 30, 2011	September 30, 2011
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.33)	(0.33)	(0.34)
Net realized and unrealized gain on investments	0.39	0.40	0.39
Total from investment operations	0.06	0.07	0.05

Redemption fees collected (3)	0.00	0.00	0.00

Net asset value, end of period	$ 10.06	$ 10.07	$ 10.05

Total return (4,5)	0.60%	0.70%	0.50%	(8)

Net assets, at end of period (000s)	$ 14,224	$ 56,285	$ 54,239

Ratios including the expenses and income of AGMS:
Ratio of gross expenses to average net assets (6,7)	10.91%	11.16%	10.70%
Ratio of net expenses to average net assets (7)	10.50%	10.25%	10.50%
Ratio of net investment loss to average net assets (7)	(10.43)%	(10.18)%	(10.44)%

Ratio excluding the expenses and income of AGMS:
Ratio of gross expenses to average net assets (6,7)	2.36%	2.61%	2.15%
Ratio of net expenses to average net assets (7)	1.95%	1.70%	1.95%
Ratio of net investment loss to average net assets (7)	(1.88)%	(1.63)%	(1.88)%

Portfolio Turnover Rate (5)	366%	366%	366%

(1) The Fund commenced operations on June 1, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized for periods less than one full year.
(8)

Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ form the net asset values and returns for shareholder transactions.

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

September 30, 2011

1.

ORGANIZATION

The Altegris Macro Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on June 1, 2011. The Fund’s investment objective is to seek absolute returns. The Fund seeks absolute returns from income and capital appreciation regardless of the direction of the securities markets. The Fund seeks to achieve its investment objective by allocating its assets between Global Macro strategies and a Fixed Income Strategy.

The consolidated financial statements of the Fund include AGMS Fund Limited (“AGMS”), a wholly-owned and controlled subsidiary of which the Fund may invest up to 25% of its total assets. AGMS invests in the global derivatives markets through the use of a separate controlled foreign corporation (“CFC”), Global Macro Strategy Limited (“GMSL”). GMSL, a wholly–owned subsidiary, is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on April 6, 2011 and is a disregarded entity for US tax purpose. GMSL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”) registered with the U.S. Commodity Futures Trading Commission. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.

A summary of the Fund’s investment in AGMS is as follows:

	Inception Date of AGMS	AGMS Net Assets at September 30, 2011	% Of Total Net Assets at September 30, 2011
AGMS	4/13/2011	$ 25,373,138	20.34%

The Fund offers Class A, Class I and Class N shares. Effective October 20, 2011 the Fund added Class C shares. Class I and Class N shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Purchases greater than $1 million are subject to a 1% contingent deferred sales charge (“CDSC”) on redemptions made within 18 months of purchase.  All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES AND CONSOLIDATION OF SUBSIDIARY

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2011

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Options and Futures shall be valued at the close price at 4pm eastern time on the valuation date. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 21,713,058	$ -	$ 21,713,058
Certificate of Deposit	-	11,620,000	-	11,620,000
Commercial Paper	-	25,918,890	-	25,918,890
Discount Agency Notes	-	30,190,189	-	30,190,189
Total Investments	$ -	$ 89,442,137	$ -	$ 89,442,137
Derivatives
Futures *	2,030,937	-	-	2,030,937
Forward currency exchange contracts	-	1,758,179	-	1,758,179
Purchase call options	20,052			20,052
Purchase put options	1,107,138	-	-	1,107,138
Derivative Total	3,158,127	1,758,179	-	4,916,306
Total	$ 3,158,127	$ 91,200,316	$ -	$ 94,358,443

Liabilities
Derivatives
Written options	(13,750)	-	-	(13,750)
Futures *	(932,650)	-	-	(932,650)
Forward currency exchange contracts	-	(1,976,966)	-	(1,976,966)
Total	$ (946,400)	$ (1,976,966)	$ -	$ (2,923,366)

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2011

*Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2012. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, AGMS is an exempted Cayman investment company. AGMS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AGMS is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AGMS net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended September 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, Options, Futures and Foreign Exchange Contracts amounted to $0 and $0, respectively. For the period ended September 30, 2011, cost of purchases and proceeds from sales of U.S. Government securities, other than short-term investments, amounted to $48,344,410 and $26,615,000 respectively.

During the normal course of business, the Company purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Market risk Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund.  The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments.  The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty risk Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the majority of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Prime Broker, including assets directly traceable to the Fund, with Newedge Group, (the “Prime Broker”) the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

 Liquidity risk Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments.  Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid.  As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

Currency risk The Fund invests in financial instruments and enters into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to risks that the exchange rate of its currency relative to other

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2011

 foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD. The Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arises.

Futures and forwards - Futures and forward contracts are commitments either to purchase or sell a designated financial instrument, currency, commodity or an index at a specified future date for a specified price and may be settled in cash or another financial asset. Futures are standardized exchange-traded contracts whereas forwards are individually traded over- the-counter contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Futures contracts have little credit risk because the counterparties are futures exchanges. Forward contracts result in credit exposure to the counterparty.

Futures and forward contracts both result in exposure to market risk based on changes in market prices relative to contracted amounts. Market risks arise due to the possible movement in foreign currency exchange rates, indices, and securities’ values underlying these instruments. In addition, because of the low margin deposits normally required in relation to notional contract sizes, a high degree of leverage may be typical of a futures or forward trading account. As a result, a relatively small price movement in an underlying of a futures or forward contract may result in substantial losses to the Fund. While forward contracts are generally subject to liquidity risk, futures trading may also be illiquid. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Fund could be prevented from promptly liquidating unfavourable positions and thus could be subject to substantial losses.

As of September 30, 2011 the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
						Unrealized
Purchase Contracts	Currency	Expiration	Currency Amount	Cost	Fair Value	Appreciation /(depreciation)
		Dates	Purchased	(US $)

AUSTRALIAN DOLLAR	AUD	10/4-12/21/11	17,066,078	$ 16,914,743	$ 16,456,370	(458,373)
BRAZILIAN REAL	BRL	12/21/11	730,840	438,075	382,201	(55,874)
CANADIAN DOLLAR	CAD	10/3-12/21/11	15,545,396	15,471,115	14,785,927	(685,189)
CHILEAN PESO	CLP	10/17-12/21/11	695,878,003	1,409,668	1,330,622	(79,047)
CZECH KORUNA	CZK	10/3-12/21/11	18,575,379	1,024,771	1,007,590	(17,181)
EURO	EUR	10/3-10/21/11	13,261,047	17,961,046	17,750,991	(210,055)
HUNGARY FORINT	HUF	10/3-10/19/11	22,567,331	105,018	102,774	(2,245)
INDIAN RUPEE	INR	12/21/11	101,707,652	2,125,736	2,053,747	(71,989)
INDONESIAN RUPIAH	IDR	12/21-3/31/12	5,043,221,313	562,479	556,682	(5,797)
JAPANESE YEN	JPY	10/3-10/19/11	1,854,333,773	24,209,892	24,067,982	(141,911)
MEXICAN PESO	MXN	10/19-10/21/11	2,136,038	158,394	153,371	(5,022)
NEW ISRAELI SHEKEL	ILS	10/3-10/19/11	639,070	171,868	170,345	(1,523)
NEW ZEALAND DOLLAR	NZD	10/3-12/21/11	4,253,405	3,311,221	3,236,097	(75,124)
NORWEGIAN KRONE	NOK	10/3-10/21/11	13,832,839	2,380,335	2,356,785	(23,550)
PHILIPPINO PESO	PHP	12/21/11	5,926,386	137,935	134,842	(3,093)
POLISH ZLOTY	PLN	10/3-10/19/11	4,953,745	1,531,054	1,498,775	(32,279)
REPUBLIC OF KOREA WON	KRW	12/21/11	110,993,749	101,306	93,811	(7,494)
RUSSIAN ROUBLE	RUB	10/19-12/21/11	14,703,261	462,072	454,291	(7,781)
SOUTH AFRICAN RAND	ZAR	10/3-10/19/11	2,268,722	292,467	279,551	(12,916)
SWEDISH KRONA	SEK	10/3-10/4/11	5,654,635	828,690	822,467	(6,223)
SWISS FRANC	CHF	10/3-10/19/11	4,971,866	5,528,437	5,475,692	(52,746)
TAIWAN DOLLAR	TWD	12/21-3/21/12	4,294,082	141,993	140,482	(1,512)
TURKISH LIRA	TRY	10/3-10/19/11	1,626,308	880,982	873,222	(7,760)
UK POUNDS	GBP	10/3-10/19/11	1,690,205	2,635,999	2,633,810	(2,189)

				$ 98,785,297	$ 96,818,428	$ (1,966,870)

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2011

						Unrealized
Sales Contracts	Currency	Expiration	Curency amount	Cost	Fair Value	Appreciation /(depreciation)
		Dates	sold	(US $)
AUSTRALIAN DOLLAR	AUD	10/4-12/21/11	(11,734,772)	$ (11,571,092)	$ (11,304,536)	$ 266,556
BRAZILIAN REAL	BRL	12/21/11	(1,131,456)	(638,434)	(591,709)	46,725
CANADIAN DOLLAR	CAD	10/3-12/21/11	(16,116,669)	(15,888,928)	(15,337,459)	551,469
CHILEAN PESO	CLP	10/17-12/21/11	(794,537,493)	(1,618,308)	(1,518,014)	100,295
CZECH KORUNA	CZK	10/3-10/4/11	(19,034,214)	(1,051,621)	(1,032,359)	19,262
EURO	EUR	10/3-12/21/11	(13,763,689)	(18,617,104)	(18,423,269)	193,835
HUNGARY FORINT	HUF	10/3-10/19/11	(373,890,032)	(1,730,229)	(1,705,324)	24,906
INDIAN RUPEE	INR	12/21/11	(74,200,599)	(1,588,139)	(1,498,307)	89,832
INDONESIAN RUPIAH	IDR	12/21-3/21/12	(3,804,579,366)	(410,458)	(420,554)	(10,096)
JAPANESE YEN	JPY	10/3-10/15/11	(536,329,243)	(6,971,520)	(6,960,457)	11,062
MEXICAN PESO	MXN	10/4-12/21/11	(2,921,106)	(222,149)	(209,660)	12,489
NEW ISRAELI SHEKEL	ILS	10/3-12/21/11	(1,078,774)	(291,490)	(287,436)	4,054
NEW ZEALAND DOLLAR	NZD	10/3-12/21/11	(9,053,164)	(6,988,749)	(6,888,953)	99,796
NORWEGIAN KRONE	NOK	10/3-10/21/11	(7,701,917)	(1,330,288)	(1,312,436)	17,853
PHILIPPINO PESO	PHP	12/21/11	(23,294,654)	(537,713)	(530,018)	7,695
POLISH ZLOTY	PLN	10/3-10/19/11	(7,832,472)	(2,403,034)	(2,369,913)	33,121
REPUBLIC OF KOREA WON	KRW	12/21-3/21/12	(475,112,535)	(417,980)	(401,549)	16,431
RUSSIAN ROUBLE	RUB	10/19-12/21/11	(50,520,736)	(1,602,890)	(1,559,630)	43,261
SINGAPORE DOLLAR	SGD	10/4-10/19/11	(2,907,296)	(2,244,611)	(2,223,922)	20,688
SOUTH AFRICAN RAND	ZAR	10/3-10/19/11	(7,885,548)	(991,357)	(973,247)	18,110
SWEDISH KRONA	SEK	10/3-10/19/11	(10,403,186)	(1,528,986)	(1,512,679)	16,307
SWISS FRANC	CHF	10/3-10/4/11	(3,260,725)	(3,626,178)	(3,590,917)	35,261
TAIWAN DOLLAR	TWD	12/21-3/21/12	(17,585,462)	(601,579)	(575,413)	26,166
TURKISH LIRA	TRY	10/3-10/19/11	(4,614,488)	(2,494,457)	(2,478,868)	15,589
UK POUNDS	GBP	10/3-12/21/12	(5,112,123)	(8,052,432)	(7,965,016)	87,416

				$ (93,419,726)	$ (91,671,643)	$ 1,748,083

Total unrealized gain on forward foreign currency contracts						$ (218,787)

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2011

The number of option contracts written and the premiums received by the Fund for the year ended September 30, 2011, were as follows:

	Written Call Options		Written Put Options
	Number of	Premiums	Number of	Premiums
Call/Put Options	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	-	$ -	-	$ -
Options purchased/written	118	93,863	53	104,987
Options closed	(115)	(86,713)	(50)	(97,574)
Options exercised	-	-	-	-
Options expired	(2)	(750)	(2)	(1,063)
Options outstanding, end of period	1	$ 6,400	1	$ 6,350

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at September 30, 2011 is a reflection of the volume of derivative activity for the Fund.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of September 30, 2011:

Location on the Statement of Assets and Liabilities
Derivates Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Commodity	Receivable for futures variation margin	Options written, at Value
Interest contracts
Currency	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of September 30, 2011:

Asset Derivatives Investment Value
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interst Rate contracts	Total Value at September 30, 2011
Futures *	$ 12,162	$ 1,355,306	$ 656,813	$ 6,657	$ 2,030,937
Purchased Options	-	4,623	1,122,567	-	1,127,190
Forward Contracts	-	1,758,179	-	-	1,758,179
	$ 12,162	$ 3,118,108	$ 1,779,380	$ 6,657	$ 4,916,306

Liability Derivatives Investment Value
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interst Rate contracts	Total Value at September 30, 2011
Futures *	$ (3,740)	$ (20,115)	$ (891,183)	$ (17,612)	$ (932,650)
Written Options	-	-	(13,750)	-	(13,750)
Forward Contracts	-	(1,976,966)	-	-	(1,976,966)
	$ (3,740)	$ (1,997,081)	$ (904,933)	$ (17,612)	$ (2,923,366)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Portfolio of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2011

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended September 30, 2011:

Derivative Investment Type

Location of Gain (Loss) on Derivatives

Equity/Currency/Commodity/

Net realized gain/(loss) from options contracts purchased

    Interest rate contracts

Net realized gain (loss) from futures contracts

Net realized gain (loss) from option contracts written

Net realized gain (loss) from forward foreign currency exchange contracts

Appreciation (depreciation) on options contracts purchased

Appreciation (depreciation) on futures contracts

Appreciation (depreciation) on options contracts written

Appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the period ended September 30, 2011:

Realized gain/(loss) on derivatives recognized in the statement of operations
Derivative Investment type	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interst Rate contracts	Total Value at June 30, 2011
Futures	$ 215,008	$ 966,865	$ 219,953	$ 508,141	$ 1,909,967
Written options	-	$ (1,276)	$ 50,698	$ 28,393	77,815
Purchased Options	-	1,064	(181,777)	(2,105)	(182,818)
Forward Contracts	-	1,187,565	-	-	1,187,565
	$ 215,008	$ 2,154,218	$ 88,874	$ 534,429	$ 2,992,529

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the statement of Operations
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interst Rate contracts	Total Value at June 30, 2011
Futures	$ 8,422	$ 1,335,190	$ (234,370)	$ -	$ 1,098,287
Written options	-		$ (1,000)		(1,000)
Purchased Options	-	(21,816)	132,896	-	111,080
Forward Contracts	-	(218,787)	-	-	(218,787)
	$ 8,422	$ 1,094,587	$ (102,474)	$ -	$ 989,580

4. INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

The business activities of the Fund, is overseen by the Board which is responsible for the overall management of the Fund. Altegris Advisors, L.L.C., serves as the Fund’s investment advisor (the “Advisor”). The Fund’s advisor delegates managements of the Fund’s Fixed Income strategy portfolio to J.P. Morgan Investment Management, Inc., who serves as the Sub-Advisor (the “Sub-Advisor”). The Fund may invest up to 25% of its total assets in the GMSL for the implementation of the Global Macro Strategies. The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, the Sub-Advisor is entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of the Fund’s average daily net assets. The Sub-Advisor is paid by the Advisor not the Fund.

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2011

The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least October 31, 2012, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses (GMSL) or extraordinary expenses such as litigation) will not exceed 1.95%, 1.70% and 1.95% of the daily average net assets attributable to each of the Class A, Class I and Class N shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  For the period ended September 30, 2011, the Advisor waived fees in the amount of $63,574 that may be recaptured through March 30, 2015.

During the period ended September 31, 2011 GMSL engaged Denali Asset Management LLP (Denali), Krom River Investment Management (Krom), Ortus Capital Management (Ortus) and Queensboro Advisors, LLC (Queensboro) each a CTA to provide advisory services. Pursuant to the terms of the Advisory Agreement with GMSL, Denali, Krom, Ortus and Queensboro direct the Fund’s commodity trading activities under the Global Macro strategies. As compensation for its services and the related expenses borne by the Denali, Krom, Ortus and Queenboro, each a CTA, the Fund agrees to pay a management fees and incentive fees, respective to each CTA. Per Agreements for services rendered during the period ended September 30, 2011, the CTA’s, as a whole received, $142,619 in management fees and $851,678 in incentive fees of which $126,356 in management fees and $851,678 in incentive fees were payable at end of the period.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A and Class N shares. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the period ended September 30, 2011, pursuant to the Plan, Class A and Class N shares paid $2,506 and $16,578, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class I and Class N shares. The Distributor is an affiliate of GFS. During the period ended September 30, 2011, the Distributor received $41,529 in underwriting commissions for sales of Class A shares, of which $7,081was retained by the principal underwriter or other affiliated broker-dealers.

Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

The administration of GMSL is performed by Maples Fund Services (Cayman) Limited (the “Administrator”). Pursuant to the terms of the Administration Agreement with GMSL, the Administrator receives a recurring fee accrued on a twice a week basis as a percentage of the net asset value of GMSL prior to subscriptions issued, and before any management fees accrued. Such fee is paid quarterly in arrears. The fee is subject to a monthly minimum charge of $23,000 for the first 6 months, $26,500 for the next 6 months and $30,000 per months thereafter and the Fund shall pay an acceptance fee of $2,500 for each class or series of shares initially issued by the Fund invested or to be invested in a CTA Portfolio. Additional fees may be incurred due to out of pocket expenses or additional services rendered.

The Fund is part of a series of Altegris Funds or (“Family”) comprised of the Fund and Altegris Managed Futures Strategy Fund. Pursuant to servicing agreements with GFS, the Family may share the minimum annual fees based on a percentage of the average net assets of each fund in the Family, additional fees besides the minimum, are accrued per each fund in the Family. GFS is compensated for providing administration, fund accounting and transfer agency services to the Family/Fund as follows:

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2011

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts, as Fund assets reach certain break points. The Family* is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum for the Family* or

-

10 basis points or 0.10% per annum on the first $100 million in net assets of the Fund

-

8 basis points or 0.08% per annum on the next $150 million in net assets of the Fund

-

6 basis points or 0.06% per annum on the next $250 million in net asset of the Fund

-

4 basis points or 0.04% per annum on the next $500 million in net assets of the Fund

-

3 basis points or 0.03% per annum on the next $1 billion in net assets of the Fund

-

2 basis points or 0.02% per annum on net assets greater than $2 billion of the Fund

               * The minimum, are accrued per each fund in the Family

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $27,000 plus $6,000 for each additional share class above two, plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets of $100 million to $500 million

-

0.5 basis points or 0.005% on net assets greater than $500 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges. The annual minimum is $15,000 per class (no fee for one class) and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended September 30, 2011, the Fund incurred expenses of $2,998 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees are included in the line item marked “Compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended September 30, 2011, GemCom collected amounts totaling $5,530 for EDGAR and printing services performed.   Such fees are included in the line item marked “Printing and postage expenses” on the Statement of Operations in this shareholder report.

5.   REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the period ended September 30, 2011, Class A, Class I and Class N assessed redemption fees in the amounts of $68, $366 and $449, respectively.

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2011

6.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for where noted in Note 1.

Altegris Macro Strategy Fund

EXPENSE EXAMPLES (Unaudited)

September 30, 2011

As a shareholder of the Altegris Macro Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris Macro Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning April 1, 2011 and ending September 30, 2011.

Table 1.  Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading  “Expenses Paid During Period”.

Table 2.  Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value *	Ending Account Value	Expenses Paid During Period **
Actual
Expenses		6/1/11	9/30/2011	6/1/10 – 9/30/11
Class A	10.50%	$1,000.00	$1,006.00	$35.11
Class I	10.25%	$1,000.00	$1,007.00	$34.29
Class N	10.50%	$1,000.00	$1,006.00	$35.11

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period ****
Hypothetical ***
(5% return before expenses)		4/1/11	9/30/2011	4/1/11 – 9/30/11
Class A	10.50%	$1,000.00	$972.50	$51.78
Class I	10.25%	$1,000.00	$973.75	$50.58
Class N	10.50%	$1,000.00	$972.50	$51.78

  *        From June 1, 2011 (commencement of operations) to September 30, 2011.

              **    Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (122) divided by the number of days in the fiscal year (366).

***   Please note that while the Fund commenced operations on June 1, 2011, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expense  ratios were in effect during the period April 1, 2011 to September 30, 2011.

**** Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Approval of the Advisory Agreement – Altegris Macro Strategy Fund

In connection with a regular meeting held on March 23, 2011, the Board of Trustees (the "Board") of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Altegris Advisors, LLC (the "Adviser") and the Trust, on behalf of the Altegris Macro Strategy Fund (the "Fund"). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) the Fund's management fees and operating expenses compared with similar mutual funds; (c) arrangements in respect of the distribution of the Fund's shares; (d) the overall organization of the Adviser; and (e) the financial condition of the Adviser.

Nature, Extent and Quality of Services.   A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then reviewed the capitalization of the Fund’s Adviser based on financial statements provided by the Adviser in the Board materials and concluded that the Fund’s Adviser were sufficiently capitalized (or had other financial resources) to meet its obligations to the Trust. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider investment performance of the Fund.  The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.50% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fees as well as its overall expense ratio, were acceptable in light of the quantity of the services the Fund expects to receive from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Approval of the Sub-Advisory Agreement

During the Meeting, the Board, including a majority of the Independent Trustees, also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between JP Morgan Investment Management Inc. (“Sub-Adviser”) and the Trust, on behalf of Fund.  In considering the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement from the Sub-Adviser.  These materials included: (a) information on the investment performance of the Sub-Adviser; (b) the overall organization of the Sub-Adviser, (b) investment management staffing, (c) the financial condition of the Sub-Adviser. The following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement include the following:

Nature, Extent and Quality of Services.   The Trustees discussed the nature of the Sub-Adviser’s operations, the quality of the Sub-Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then reviewed the capitalization of the Fund’s Sub-Adviser based on financial statements provided by the Sub-Adviser in the Board materials and concluded that the Fund’s Sub-Adviser were sufficiently capitalized (or had other financial resources) to meet its obligations to the Trust. The Trustees concluded that the Sub-Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider investment performance of the Fund. However, the Board, including the Independent Trustees, considered the Sub-adviser’s past performance with existing clients. The Board concluded that the Sub-adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board then discussed the proposed fees to be paid to the Sub-Adviser and concluded that the Fund’s sub-advisory fees, as well as its overall expense ratio, were acceptable in light of the quality of the services the Fund expected to receive from the Sub-Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, the Board was satisfied that the Sub-Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement and concluded that the sub-advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR

Altegris Advisors, L.L.C

1200 Prospect Street, Suite 550

La Jolla, CA 92037

SUB-ADVISOR

J.P. Morgan Investment Management, Inc.

270 Park Avenue

New York, NY 10017

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/09/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/09/2011

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/09/2011